Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information between executive compensation actually paid and the Company’s financial performance. Compensation Actually Paid (“CAP”) is calculated in accordance with Item 402(v) and does not represent compensation actually earned, paid, or realized by the NEO’s during a covered year. The following table shows the relationship between CAP to our NEOs and certain performance measures for the last three years. The Company’s performance measures included in this table are cumulative total shareholder return (“TSR”), net income, and adjusted book value per share.

Year	SCT Total Compensation For CEO(1) ($)	Compensation Actually Paid to CEO(2) ($)	Average SCT Total Compensation for Other NEOs(1) ($)	Average Compensation Actually Paid to Other NEOs(2) ($)	Value of Initial Fixed $100 Investment Based On:(3)		Net Income (Loss)(4) ($000’s)	Adjusted Book Value Per Share(5) ($)
					Cumulative TSR ($)	Peer Group Cumulative TSR ($)
2022	2,268,455	254,540	605,128	287,707	77.15	144.67	(53,096)	13.06

2021	2,270,551	2,892,067	546,238	536,225	109.94	126.01	8,416	14.98

2020	2,696,218	2,822,186	827,460	862,616	85.47	105.39	40,389	14.54

____________

(1)      Mr. Alexander was the Company’s CEO for all three years presented. The Other NEOs included for 2022 are Messrs. Daggett, Duncan, and Milius. The Other NEOs included for 2021 are Messrs. Daggett, Doom, and Duncan. The Other NEOs included for 2020 are Messrs. Doom and Duncan.

(2)      The amounts reflected in the “Compensation Actually Paid” column are calculated by making certain adjustments to the total compensation reported in the “SCT Total Compensation” columns. These adjustments include changes in the fair value of equity awards of each year, arising from both fluctuations in the market value of the Company’s common stock and changes to the expected performance of PSUs. The Company does not offer any pension plans to its NEOs.

Name	2022 ($)	2021 ($)	2020 ($)
CEO:
Total Compensation as reported in SCT	2,268,455	2,270,551	2,696,218
Less: Fair value of equity awards granted during fiscal year	(827,170)	(870,488)	(708,722)
Add: Fair value of equity compensation granted in current year – value at year-end	424,640	883,097	816,074
Add/Subtract: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Add/Subtract: Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(746,733)	464,874	187,078
Add/Subtract: Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(864,652)	144,033	(168,462)
Less: Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	—	—
Compensation Actually Paid to CEO	254,540	2,892,067	2,822,186

Other NEOs:
Average Total Compensation as reported in SCT	605,128	546,238	827,460
Less: Fair value of equity awards granted during fiscal year	(161,090)	(193,235)	(165,416)
Add: Fair value of equity compensation granted in current year – value at year-end	82,495	113,422	140,391
Add/Subtract: Dividends or other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise included in the total compensation for the covered fiscal year	—	—	—
Add/Subtract: Change in fair value from end of prior fiscal year to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(118,506)	59,217	48,205
Add/Subtract: Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(120,320)	51,398	11,976
Less: Fair value of awards forfeited in current fiscal year determined at end of prior fiscal year	—	(40,815)	—
Average Compensation Actually Paid to Other NEOs	287,707	536,225	862,616

(3)      Total Shareholder Return is measured based on an assumed investment of $100 as of December 31, 2019 in both the common stock of the Company and the peer group, and assumes reinvestment of dividends. The S&P Composite 1500 Property & Casualty Insurance Index has been selected as the peer group for this comparison.

(4)      The “Net Income” column reflects audited GAAP Net Income Attributable to NI Holdings, Inc. as reported in the Company’s Annual Report on Form 10-K.

(5)      The Company has elected to report “Adjusted Book Value Per Share” as its company-selected performance measure. Adjusted book value is determined by subtracting the impact of unrealized gains and losses on investments as well as the non-controlling interest from the Company’s total shareholders’ equity. The adjusted book value is divided by the outstanding shares of common stock at the end of the performance period to calculate the per share value.

Company Selected Measure Name		Adjusted Book Value Per Share
Named Executive Officers, Footnote [Text Block]

(1)      Mr. Alexander was the Company’s CEO for all three years presented. The Other NEOs included for 2022 are Messrs. Daggett, Duncan, and Milius. The Other NEOs included for 2021 are Messrs. Daggett, Doom, and Duncan. The Other NEOs included for 2020 are Messrs. Doom and Duncan.

Peer Group Issuers, Footnote [Text Block]

(3)      Total Shareholder Return is measured based on an assumed investment of $100 as of December 31, 2019 in both the common stock of the Company and the peer group, and assumes reinvestment of dividends. The S&P Composite 1500 Property & Casualty Insurance Index has been selected as the peer group for this comparison.

PEO Total Compensation Amount	[1]	$ 2,268,455	$ 2,270,551	$ 2,696,218
PEO Actually Paid Compensation Amount	[2]	$ 254,540	2,892,067	2,822,186
Adjustment To PEO Compensation, Footnote [Text Block]

(5)      The Company has elected to report “Adjusted Book Value Per Share” as its company-selected performance measure. Adjusted book value is determined by subtracting the impact of unrealized gains and losses on investments as well as the non-controlling interest from the Company’s total shareholders’ equity. The adjusted book value is divided by the outstanding shares of common stock at the end of the performance period to calculate the per share value.

Non-PEO NEO Average Total Compensation Amount	[1]	$ 605,128	546,238	827,460
Non-PEO NEO Average Compensation Actually Paid Amount	[2]	$ 287,707	536,225	862,616
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid and Relative TSR

The following graphs depict the relationship between total shareholder return and compensation actually paid to the Company’s CEO and other NEOs, respectively. A comparison of the Company’s TSR and Peer Group TSR is also provided. TSR is displayed assuming an investment of $100 as of December 31, 2019 in the common stock of both the Company and the peer group, and assumes reinvestment of dividends.

Compensation Actually Paid vs. Net Income [Text Block]		Compensation Actually Paid and Net Income The following graphs depict the relationship between net income and compensation actually paid to the Company’s CEO and other NEOs, respectively.
Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid and Adjusted Book Value Per Share

The following graphs depict the relationship between adjusted book value per share and compensation actually paid to the Company’s CEO and other NEOs, respectively.

Tabular List [Table Text Block]

Financial Performance Measures

The four performance measures listed below represent an unranked list of the “most important” performance measures that the Company used to align compensation actually paid to the NEOs for 2022 and company performance. These measures are discussed in detail in the Compensation Discussion & Analysis above as part of the Short-Term Incentive Bonus Plan and the Stock-Based Incentive Plan:

Performance Measures
GAAP-based adjusted book value per share
Insurance business premium growth
Statutory-basis combined ratio of the Company’s insurance operations
Statutory-basis return on equity of the Company’s insurance operations

Total Shareholder Return Amount	[3]	$ 77.15	109.94	85.47
Peer Group Total Shareholder Return Amount	[3]	144.67	126.01	105.39
Net Income (Loss)	[4]	$ (53,096,000)	$ 8,416,000	$ 40,389,000
Company Selected Measure Amount	[5]	13.06	14.98	14.54
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		GAAP-based adjusted book value per share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Insurance business premium growth
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Statutory-basis combined ratio of the Company’s insurance operations
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Statutory-basis return on equity of the Company’s insurance operations
PEO [Member] | Adjustment Type1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (827,170)	$ (870,488)	$ (708,722)
PEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		424,640	883,097	816,074
PEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(746,733)	464,874	187,078
PEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(864,652)	144,033	(168,462)
PEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Adjustment Type1 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		605,128	546,238	827,460
Non-PEO NEO [Member] | Adjustment Type 2 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(161,090)	(193,235)	(165,416)
Non-PEO NEO [Member] | Adjustment Type 3 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		82,495	113,422	140,391
Non-PEO NEO [Member] | Adjustment Type 4 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Adjustment Type 5 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(118,506)	59,217	48,205
Non-PEO NEO [Member] | Adjustment Type 6 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(120,320)	51,398	11,976
Non-PEO NEO [Member] | Adjustment Type 7 [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (40,815)

[1]	Mr. Alexander was the Company’s CEO for all three years presented. The Other NEOs included for 2022 are Messrs. Daggett, Duncan, and Milius. The Other NEOs included for 2021 are Messrs. Daggett, Doom, and Duncan. The Other NEOs included for 2020 are Messrs. Doom and Duncan.
[2]	The amounts reflected in the “Compensation Actually Paid” column are calculated by making certain adjustments to the total compensation reported in the “SCT Total Compensation” columns. These adjustments include changes in the fair value of equity awards of each year, arising from both fluctuations in the market value of the Company’s common stock and changes to the expected performance of PSUs. The Company does not offer any pension plans to its NEOs.
[3]	Total Shareholder Return is measured based on an assumed investment of $100 as of December 31, 2019 in both the common stock of the Company and the peer group, and assumes reinvestment of dividends. The S&P Composite 1500 Property & Casualty Insurance Index has been selected as the peer group for this comparison.
[4]	The “Net Income” column reflects audited GAAP Net Income Attributable to NI Holdings, Inc. as reported in the Company’s Annual Report on Form 10-K.
[5]	The Company has elected to report “Adjusted Book Value Per Share” as its company-selected performance measure. Adjusted book value is determined by subtracting the impact of unrealized gains and losses on investments as well as the non-controlling interest from the Company’s total shareholders’ equity. The adjusted book value is divided by the outstanding shares of common stock at the end of the performance period to calculate the per share value.